December 4, 2019

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life Separate Account I
Post-Effective Amendment No. 16 to Registration Statement on Form N-6
Prospectus Title: Variable Universal Life III
File Nos. 333-150916, 811-08075
Class Identifier: C000066422

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 16 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on November 29, 2019 and became effective on November 29, 2019; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown

Lead Counsel, Life Insurance Product & Operations

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.